CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total revenues	$ 158,803	$ 123,795
Total cost of revenues	88,648	83,981
Gross profit	70,155	39,814
Operating expenses:
Sales and marketing	15,951	10,638
Research and development	7,888	7,644
General and administrative	48,755	52,285
Depreciation and amortization	16,140	13,044
Stock-based compensation	6,464	1,048
Lease abandonment expenses	75	915
Goodwill and intangible asset impairment	114,061	297,930
Acquisition, integration, and transformation costs	22,214	36,289
Total operating expenses	231,548	419,793
Loss from operations	(161,393)	(379,979)
Other income (expense):
Interest expense	(26,500)	(19,516)
Gain on consolidation of equity investment	0	640
Loss on deconsolidation of subsidiary	(37,708)	0
Gain on fair value of derivative liability	7,529	53,846
Gain on fair value of warrant liabilities	242	1,595
Gain (loss) on extinguishment of debt	(14,610)	151
Other income, net, including interest income	121	490
Total other income (expense)	(70,926)	37,206
Net loss before income tax benefit	(232,319)	(342,773)
Income tax benefit	9,384	2,437
Net loss before loss from equity investment	(222,935)	(340,336)
Loss from equity investment	0	(561)
Net loss	(222,935)	(340,897)
Less: net loss attributable to noncontrolling interests	65	126
Net loss attributable to UpHealth, Inc.	$ (223,000)	$ (341,023)
Net loss per share attributable to UpHealth, Inc.:
Basic (in dollars per share)	$ (15.17)	$ (31.86)
Diluted (in dollars per share)	$ (15.17)	$ (31.86)
Weighted average shares outstanding:
Basic (in shares)	14,699	10,703
Diluted (in shares)	14,699	10,703
Services
Total revenues	$ 110,953	$ 70,223
Total cost of revenues	62,954	45,139
Licenses and subscriptions
Total revenues	12,566	25,516
Total cost of revenues	1,260	19,183
Products
Total revenues	35,284	28,056
Total cost of revenues	$ 24,434	$ 19,659